Net income from financial instruments measured at fair value through profit and loss (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of net income from financial instruments measured at fair value through profit and loss

	2022	2021	2020
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	2,576	6,668	11,074
Other instruments managed on a fair value basis	7,893	1,076	(1,492)
Net income from financial instruments held for trading or managed on a fair value basis	10,469	7,744	9,582
Financial assets held to meet liabilities under insurance and investment contracts	(3,720)	4,134	2,481
Liabilities to customers under investment contracts	326	(81)	(400)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,394)	4,053	2,081
Derivatives managed in conjunction with HSBC’s issued debt securities	(7,086)	(2,811)	2,619
Other changes in fair value	7,009	2,629	(2,388)
Changes in fair value of designated debt and related derivatives[1]	(77)	(182)	231
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	226	798	455
Year ended 31 Dec	7,224	12,413	12,349
1    The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.

	2022	2021	2020
	$m	$m	$m
Net income/(expense) arising on:
– trading activities	2,094	87	(336)
– other instruments managed on a fair value basis	35	23	1,137
Net income from financial instruments held for trading or managed on a fair value basis	2,129	110	801
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	(1,529)	(625)	694
Other changes in fair value	3,673	974	(1,020)
Changes in fair value of designated debt and related derivatives	2,144	349	(326)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	(2,409)	(420)	1,141
Year ended 31 Dec	1,864	39	1,616